Stockholders' Equity (Details Narrative) (10-K) - USD ($)																																																		3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 22, 2020	Sep. 21, 2020	Sep. 17, 2020	Sep. 16, 2020	Sep. 15, 2020	Sep. 14, 2020	Sep. 11, 2020	Sep. 10, 2020	Sep. 08, 2020	Sep. 02, 2020	Sep. 01, 2020	Aug. 26, 2020	Aug. 25, 2020	Jul. 23, 2020	Jul. 08, 2020	Jun. 22, 2020	Apr. 22, 2020	Apr. 17, 2020	Mar. 09, 2020	Feb. 19, 2020	Feb. 18, 2020	Feb. 11, 2020	Feb. 10, 2020	Jan. 31, 2020	Jan. 30, 2020	Aug. 27, 2019	Aug. 19, 2019	Jul. 24, 2019	Jul. 15, 2019	May 21, 2019	May 20, 2019	Apr. 22, 2019	Apr. 09, 2019	Jan. 18, 2019	Dec. 18, 2018	Oct. 02, 2018	Jul. 14, 2018	Jul. 02, 2018	Jun. 14, 2018	May 14, 2018	May 11, 2018	May 10, 2018	Mar. 08, 2018	May 26, 2017	Dec. 16, 2016	Dec. 28, 2015	Feb. 19, 2015	Mar. 28, 2014	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 05, 2017	Mar. 05, 2016
Authorized capital																																																												220,000,000
Common stock, shares authorized	50,000,000																												750,000,000																					50,000,000		50,000,000		50,000,000	50,000,000					200,000,000
Preferred stock, shares authorized	3,333,333																												50,000,000																					3,333,333		3,333,333		3,333,333	3,333,333					20,000,000
Reverse split																											1:15 reverse stock split	reverse split in 1-for-15	1-for-15 reverse split															reversed split for a ratio of 1 for 150					effecting a 1:150 reverse split
Common stock, par value	$ 0.0001																												$ 0.0001																					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value	$ 0.0001																												$ 0.0001																					$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Number of common stock shares issued during the period														408,000																					21,619
Common stock, shares issued	3,564,299																																																	3,564,299		3,564,299		121,216	62,435
Common stock, shares outstanding	3,564,299																																																	3,564,299		3,564,299		121,216	62,435
Stock issued in connection with fractional shares of common stock																											1,687
Stock based compensation																																																		$ 130,400		$ 130,400			$ 219,518
Number of option cancelled																																																							13,750
Stock option exercised														510,000																					40,000																	531,000		40,000
Number of stock options granted during the period																																																				817,000			73,750
Stock option outstanding intrinsic value	$ 276,212																																																	$ 276,212		$ 276,212		$ 115,180
Stock warrants outstanding	4,000																																																	4,000		4,000		4,000
Common Stock [Member]
Conversion price per share	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20	$ 0.20		$ 0.20	$ 0.20	$ 0.20	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.10																								$ 0.20		$ 0.20
Shares issued upon conversion	216,199	275,026	28,901	165,985	151,373	67,647	331,472	75,000	572,285	167,998	21,753	148,424	586,000		2,342	1,095	13,437	370	7,046	10,305	4,468	13,192	23,580	25,421	18,147	18,147
Shares converted	43,240	55,005	5,780	33,197	30,275	13,529	66,294	15,000	114,457	33,600	4,351	29,685	117,200		468	219	2,687	37	705	1,031	446	1,319	2,358	2,542	1,815	1,815
Stock option exercised																																																		429,800		429,800	21,621	21,619
2018 Incentive Plan [Member]
Common stock, shares issued																																			21,619
Maximum number of shares of common stock are available for issuance																																								66,667
Stock based compensation description																																								The exercise price of an Incentive Stock Option shall be at least 100% of the Fair Market Value of the Common Stock on the Grant Date, and in the case of an Incentive Stock Option granted to a Participant who owns more than 10% of the total combined voting power of all classes of the stock of the Company or of its parent or subsidiary corporations (a "Ten Percent Stockholder"), shall not be less than 110% of the Fair Market Value of the Common Stock on the Grant Date. As of December 31, 2018, Mr. David Phipps, is a Ten Percent Stockholder. The determination of more than 10% ownership shall be made in accordance with Section 422 of the Code. To the extent the aggregate Fair Market Value (determined as of the Grant Date) of Common Stock with respect to which a Participant's Incentive Stock Options become exercisable for the first time during any calendar year (under the Plan and all other stock option plans of the Company and its parent and subsidiary corporations) exceeds $100,000, such portion in excess of $100,000 shall be treated as a Nonqualified Stock Option.
Number of new stock options issued during the period																																								18,333
Stock option exercise price per share																																								$ 22.50
Stock option expire date																																								Jul. 01, 2021
Number of stock options vesting during the period, value																																					$ 47,422		$ 47,422																$ 4,583
Number of stock options vesting during the period																																					2,292		2,292
Purchase price per share																																					$ 20.70		$ 20.70
Strike price																																							$ 22.50
Fair value assumptions, expected volatility rate																																					607.00%		718.00%
Fair value assumptions, expected term																																					3 years		3 years
Fair value assumptions, expected risk free interest rate																																					2.64%		2.69%
Stock based compensation																																																							$ 81,698
Number of option cancelled																																				13,750
2014 Equity Incentive Plan [Member]
Stock option exercise price per share																																													$ 122.50
Number of stock options vesting during the period, value																																													$ 600,000
Purchase price per share																																													$ 45.00
Fair value assumptions, expected volatility rate																																													736.00%
Fair value assumptions, expected risk free interest rate																																													1.30%
Stock based compensation																																																								$ 600,000
Number of stock options granted during the period																																													13,333
Stock option term																																													10 years
2014 Equity Incentive Plan [Member] | Mr. Carlise [Member]
Stock option exercise price per share																																															$ 112.50
Stock option expire date																																															Dec. 31, 2025
Number of stock options vesting during the period, value																																															$ 650,000
Purchase price per share																																															$ 2,925.29
Fair value assumptions, expected volatility rate																																															992.00%
Fair value assumptions, expected term																																															10 years
Fair value assumptions, expected risk free interest rate																																															1.05%
Stock based compensation																																																										$ 650,000
Stock option to purchase of shares of common stock as compensation for services provided																																															222
Number of stock options granted during the period																																															222
Stock option term																																															10 years
2014 Equity Incentive Plan [Member] | Mr. Delgado [Member]
Stock option exercise price per share																																															$ 112.50
Stock option expire date																																															Dec. 31, 2025
Number of stock options vesting during the period, value																																															$ 260,000
Purchase price per share																																															$ 2,925.73
Fair value assumptions, expected volatility rate																																															992.00%
Fair value assumptions, expected term																																															10 years
Fair value assumptions, expected risk free interest rate																																															1.05%
Stock based compensation																																																										260,000
Stock option to purchase of shares of common stock as compensation for services provided																																															89
Number of stock options granted during the period																																															89
Stock option term																																															10 years
2014 Equity Incentive Plan [Member] | Mr. Phipps [Member]
Number of common stock shares issued during the period																																													2,222
Stock option exercise price per share																																														$ 122.50
Number of stock options vesting during the period, value																																														$ 190,000
Purchase price per share																																														$ 42.75
Fair value assumptions, expected volatility rate																																														872.00%
Fair value assumptions, expected term																																														10 years
Fair value assumptions, expected risk free interest rate																																														1.05%
Stock based compensation																																																									$ 190,000
Stock option to purchase of shares of common stock as compensation for services provided																																														4,444
Number of stock options granted during the period																																														4,444
Stock option term																																														10 years
2014 Equity Incentive Plan [Member] | Theresa Carlise [Member]
Number of common stock shares issued during the period																																													1,667
2014 Equity Incentive Plan [Member] | Hector Delgado [Member]
Number of common stock shares issued during the period																																													556
2014 Equity Incentive Plan [Member] | Employee [Member]
Number of common stock shares issued during the period																																													8,889
Employee Stock Options [Member]
Number of common stock shares issued during the period																																			21,621
Preferred Series J [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series L [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																								$ 10.00	$ 10.00								$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Number of common stock shares issued during the period																																									30,000	100,000
Number of shares issued from stock																																									$ 300,000
Conversion price per share																																										$ 4.00
Preferred stock, conversion description																																									Each Unit consists of one (1) share of our newly designated Series L Preferred Stock and warrants to purchase two (2) shares of common stock at a price of $4.00, exercisable for three years.
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																														667
Preferred Stock Series E [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																														1,840	22,846
Shares converted																														2,256	342,691
Stock option exercised
Preferred Stock Series A [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series B [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series C [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																																		7,798
Shares converted																																		4,052
Stock option exercised
Preferred Stock Series D [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares issued upon conversion																																209
Shares converted																																1,563		43,667
Stock option exercised
Preferred Stock Series F [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series G [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series H [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Stock option exercised
Preferred Stock Series I [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																														33
Stock option exercised
Preferred Stock Series K [Member]
Preferred stock, shares authorized
Preferred stock, par value	$ 0.0001																																																	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued
Preferred stock, shares outstanding
Shares converted																																	3,868	2,569
Stock option exercised
Preferred Series J Two [Member]
Shares issued upon conversion																																	2,780
Shares converted																																	17
Board of Directors [Member] | Certificate of Designation [Member] | Preferred Stock Series E [Member]
Maximum conversion outstanding shares of common stock																																9.99%
Board of Directors [Member] | Certificate of Designation [Member] | Minimum [Member]
Maximum conversion outstanding shares of common stock																																																											4.99%
Board of Directors [Member] | Certificate of Designation [Member] | Maximum [Member]
Maximum conversion outstanding shares of common stock																																																											9.99%
One Investor [Member] | Preferred Series J [Member]
Preferred stock, par value																																											$ 10.00
Number of common stock shares issued during the period																																											20,000
Number of shares issued from stock																																											$ 200,000
Conversion price per share																																											$ 1.50
David Phipps [Member] | 2018 Incentive Plan [Member]
Stock option exercise price per share																																				$ 2.55				$ 24.00
Stock option exercised																																			21,667
David Phipps [Member] | Employee Stock Options [Member]
Number of common stock shares issued during the period																																			21,667
Two Employees [Member] | 2018 Incentive Plan [Member]
Stock option exercised																																			18,333
Two Employees [Member] | Employee Stock Options [Member]
Number of common stock shares issued during the period																																			18,333
Two Key Employees [Member] | 2018 Incentive Plan [Member]
Number of option cancelled																																						5,000
Executives and Directors [Member] | 2018 Incentive Plan [Member]
Number of new stock options issued during the period																																				55,417
Stock option exercise price per share																																				$ 2.25
Stock option expire date																																				Dec. 17, 2023
Number of stock options vesting during the period, value																																				$ 124,674
Purchase price per share																																				$ 2.25
Strike price																																				$ 2.25
Fair value assumptions, expected volatility rate																																				773.00%
Fair value assumptions, expected term																																				5 years
Fair value assumptions, expected risk free interest rate																																				2.69%
Mr. Rector [Member] | Common Stock [Member]
Stock option exercise price per share																																																$ 112.50
Stock option expire date																																																Feb. 28, 2022
Number of stock options vesting during the period, value																																																$ 107,500
Purchase price per share																																																$ 112.50
Fair value assumptions, expected volatility rate																																																380.00%
Fair value assumptions, expected term																																																7 years
Fair value assumptions, expected risk free interest rate																																																1.58%
Stock based compensation																																																										$ 107,500
Stock option to purchase of shares of common stock as compensation for services provided																																																956
Number of stock options granted during the period																																																956
Stock option term																																																7 years
Increased Number of Shares [Member]
Authorized capital																																																												800,000,000
Common stock, shares authorized																																																												750,000,000
Preferred stock, shares authorized																																																												50,000,000